RESERVES - Schedule of Reserves (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Share-based payments reserve	$ 10,345,002	$ 6,469,201
Equity	(1,473,551)	(2,780,397)
Total Reserve	$ 8,871,451	$ 3,688,804